STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Income
Interest income	$ 12,501	$ 5,610
Other income	134,679	55,601
Total income	147,180	61,211
Share of income from operating limited partnerships	1,056,413	1,127,941
Expenses
Professional fees	126,687	116,263
Partnership management fee	176,462	196,682
General and administrative expenses	188,399	118,425
Operating expenses	491,548	431,370
NET INCOME (LOSS)	712,045	757,782
Net income (loss) allocated to general partner	7,121	7,577
Net income (loss) allocated to limited partners	$ 704,924	$ 750,205
Net income (loss) per BAC (in dollars per share)	$ 0.03	$ 0.03
Series 15 [Member]
Income
Interest income	$ 942	$ 600
Other income	0	321
Total income	942	921
Share of income from operating limited partnerships	107,000	265,241
Expenses
Professional fees	25,826	24,161
Partnership management fee	21,998	29,382
General and administrative expenses	59,153	22,082
Operating expenses	106,977	75,625
NET INCOME (LOSS)	965	190,537
Net income (loss) allocated to general partner	10	1,905
Net income (loss) allocated to limited partners	$ 955	$ 188,632
Net income (loss) per BAC (in dollars per share)	$ 0.00	$ 0.05
Series 16 [Member]
Income
Interest income	$ 1,330	$ 1,293
Other income	1,888	2,080
Total income	3,218	3,373
Share of income from operating limited partnerships	70,000	262,894
Expenses
Professional fees	29,823	29,668
Partnership management fee	67,875	82,408
General and administrative expenses	28,344	28,326
Operating expenses	126,042	140,402
NET INCOME (LOSS)	(52,824)	125,865
Net income (loss) allocated to general partner	(528)	1,259
Net income (loss) allocated to limited partners	$ (52,296)	$ 124,606
Net income (loss) per BAC (in dollars per share)	$ (0.01)	$ 0.02
Series 17 [Member]
Income
Interest income	$ 6,489	$ 1,846
Other income	108,075	11,958
Total income	114,564	13,804
Share of income from operating limited partnerships	50,893	22,000
Expenses
Professional fees	27,678	22,700
Partnership management fee	36,643	(2,045)
General and administrative expenses	24,493	24,610
Operating expenses	88,814	45,265
NET INCOME (LOSS)	76,643	(9,461)
Net income (loss) allocated to general partner	766	(95)
Net income (loss) allocated to limited partners	$ 75,877	$ (9,366)
Net income (loss) per BAC (in dollars per share)	$ 0.02	$ 0.00
Series 18 [Member]
Income
Interest income	$ 2,994	$ 1,473
Other income	24,633	41,159
Total income	27,627	42,632
Share of income from operating limited partnerships	815,520	508,704
Expenses
Professional fees	23,058	21,770
Partnership management fee	39,845	55,827
General and administrative expenses	25,550	21,503
Operating expenses	88,453	99,100
NET INCOME (LOSS)	754,694	452,236
Net income (loss) allocated to general partner	7,547	4,522
Net income (loss) allocated to limited partners	$ 747,147	$ 447,714
Net income (loss) per BAC (in dollars per share)	$ 0.21	$ 0.12
Series 19 [Member]
Income
Interest income	$ 746	$ 398
Other income	83	83
Total income	829	481
Share of income from operating limited partnerships	13,000	69,102
Expenses
Professional fees	20,302	17,964
Partnership management fee	10,101	31,110
General and administrative expenses	50,859	21,904
Operating expenses	81,262	70,978
NET INCOME (LOSS)	(67,433)	(1,395)
Net income (loss) allocated to general partner	(674)	(14)
Net income (loss) allocated to limited partners	$ (66,759)	$ (1,381)
Net income (loss) per BAC (in dollars per share)	$ (0.02)	$ 0.00